Subsequent Events (Details) - Subsequent Event [Member] $ / shares in Units, shares in Millions, $ in Millions	1 Months Ended
Feb. 17, 2020 USD ($) $ / shares shares
Subsequent Event [Line Items]
Aggregate of shares (in Shares) | shares | shares	22.5
Purchase price (in Dollars per share) | $ / shares | $ / shares	$ 10.00
Aggregate of purchase price	$ 225.0
Subscription Agreement	9.5
Sponsor	$ 4.5